Trade Payables and Accrued Liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Trade and other current payables [abstract]
Summary of Trade Payables and Accrued Liabilities

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2020	December 31, 2019
Trade payables	344	310
Amounts due to related parties (Note 8)	113	169
Accrued liabilities	3	40
	460	519